Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital Private placement August 2025	Share capital Private placement October 2025	Share capital	Warrants	Contributed surplus Restricted share units	Contributed surplus	Accumulated other comprehensive income (loss)	Deficit	Private placement August 2025	Private placement October 2025	Restricted share units	Total
Beginning Balance at Dec. 31, 2023			$ 1,080,049	$ 11,859		$ 18,722	$ (14,529)	$ (510,913)				$ 585,188
Beginning Balance (In shares) at Dec. 31, 2023												84,102,240
Net loss								(86,343)				$ (86,343)
Other comprehensive income (loss), net							11,994					11,994
Comprehensive loss							11,994	(86,343)				(74,349)
Transfer of realized loss on financial assets at fair value through other comprehensive income (loss), net of taxes							2,032	(2,032)
Brokered private placement			41,580									$ 41,580
Brokered private placement (in shares)												31,946,366
Non-brokered private placement			13,395									$ 13,395
Non-brokered private placement (in shares)												19,163,410
Shares issued for the settlement of deferred consideration			3,409									$ 3,409
Shares issued for the settlement of deferred consideration (in shares)												1,228,394
Share issue expense			(2,303)									$ (2,303)
Share-based compensation - Share options						2,325						2,325
Share-based compensation - Restricted and deferred share units					$ 1,269						$ 1,269
Shares issued - employee share purchase plan			292									$ 292
Shares issued - employee share purchase plan (in shares)												93,535
Share issued from RSU/DSU settlement			940			(2,088)		971				$ (177)
Share issued from RSU/DSU settlement (in shares)												46,288
Ending Balance at Dec. 31, 2024			1,137,362	11,859		20,228	(503)	(598,317)				$ 570,629
Ending Balance (in shares) at Dec. 31, 2024												136,580,233
Net loss								(169,012)				$ (169,012)
Other comprehensive income (loss), net							(8,782)					(8,782)
Comprehensive loss							(8,782)	(169,012)				(177,794)
Transfer of realized loss on financial assets at fair value through other comprehensive income (loss), net of taxes							150	(150)
Private placement	$ 204,608	$ 73,659							$ 204,608	$ 73,659
Private placement (in shares)									99,065,330	15,409,798
Warrants issued as financing fees				9,025								9,025
Shares issued for the settlement of deferred consideration			3,433									$ 3,433
Shares issued for the settlement of deferred consideration (in shares)												1,368,610
Share issue expense			(9,820)									$ (9,820)
Share issue expense (in shares)												1,464,000
Share-based compensation - Share options						2,494						$ 2,494
Share-based compensation - Restricted and deferred share units					$ 1,636						$ 1,636
Shares issued - employee share purchase plan			261									$ 261
Shares issued - employee share purchase plan (in shares)												96,073
Share issued from RSU/DSU settlement			1,549			(3,307)		704				$ (1,054)
Share issued from RSU/DSU settlement (in shares)												216,739
Exercise of warrants			5,558									$ 5,558
Exercise of warrants (in shares)												850,000
Exercise of share options			129			(75)						$ 54
Exercise of share options (in shares)												18,733
Ending Balance at Dec. 31, 2025			$ 1,416,739	$ 20,884		$ 20,976	$ (9,135)	$ (766,775)				$ 682,689
Ending Balance (in shares) at Dec. 31, 2025												255,069,516